Income Taxes - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance, change in amount	$ 5,085,000
Net operating loss carryforwards	$ 13,510,000